                     FILE NOS. 33-66088 AND 811-7878




                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933[ X ]

                        Pre-Effective Amendment No.                 [   ]


                    Post-Effective Amendment No.  8                 [ X ]



                                  and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ X ]


                           Amendment No.  8                         [ X ]



                  (Check appropriate box or boxes)

                  DREYFUS LIFETIME PORTFOLIOS, INC.
         (Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York  10166
(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 922-6020

                            Mark N. Jacobs, Esq.
                              200 Park Avenue
                         New York, New York  10166
                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)


__X__ immediately upon filing pursuant to paragraph (b)

_____ on ____________ pursuant to paragraph (b)

_____ 60 days after filing pursuant to paragraph (a) (i)

_____ on (date) pursuant to paragraph (a) (i)

_____ 75 days after filing pursuant to paragraph (a) (ii)

_____ on (date) pursuant to paragraph (a) (ii) of Rule 485



Registrant has registered an indefinite number of shares of its Common Stock under the Securities Act of 1933 pursuant to Sec. 24(f) of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended September 30, 1996 was filed November 27, 1996.

                 REGISTRATION STATEMENT NOS. 33-66088 AND 811-7878

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       DREYFUS LIFETIME PORTFOLIOS, INC.
       - GROWTH AND INCOME PORTFOLIO: INSTITUTIONAL CLASS

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Mark N. Jacobs, Esq., The Dreyfus Corporation
       200 Park Avenue, New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):


          611,723 Shares                                (See Note Below)



E. Proposed aggregate offering price to the public of the securities being registered:


       $330,003 (Determined on the basis of the closing price on March 26, 1997 i.e. $16.37 per share (See Note Below))



F. Amount of filing fee, computed at one thirty-third of one percent of the proposed maximum aggregate offering price to the public:


              $100                            (See Note Below)



G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2
                                                                   Aggregate
                                                                Offering Price


       Total Shares Registered:          611,723 X $16.37 =      $10,013,906

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended September 30, 1996:         591,564 X $16.37 =      $ 9,683,903
                                          20,159 X $16.37 =      $   330,003


       Fee at 1/33 of 1%                                         $       100

                CONSENT OF STROOCK & STROOCK & LAVAN LLP




    The Consent of Stroock & Stroock & Lavan LLP, counsel to the Registrant, has been included in their Opinion filed as Exhibit 10 to this Amendment to the Registration Statement.

                                                                     Page 4
                               SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 7th day of April, 1997.



                             DREYFUS LIFETIME PORTFOLIOS, INC.

                            BY:   /s/ Marie E. Connolly*
                                MARIE E. CONNOLLY, PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


        SIGNATURE                     TITLE

/s/ Marie E. Connolly*         President and Treasurer
Marie E. Connolly               (Principal Executive, Financial
                                   and Accounting Officer)

/s/ Joseph S. DiMartino*       Chairman of the Board
Joseph S. DiMartino

/s/ Lucy Wilson Benson*        Director
Lucy Wilson Benson

/s/ David W. Burke*            Director
David W. Burke

/s/ Martin D. Fife*            Director
Martin D. Fife

/s/ Whitney I. Gerard*         Director
Whitney I. Gerard

/s/ Robert R. Glauber*         Director
Robert R. Glauber

/s/ Arthur A. Hartman*         Director
Arthur A. Hartman

/s/ George L. Perry*           Director
George L. Perry

/s/ Paul Wolfowitz             Director
Paul Wolfowitz




BY: /s/ Elizabeth A. Keeley
     Elizabeth A. Keeley, Attorney-in-Fact